Inventory	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Inventory
7.	Inventory

	2023	2022

Finished products	€54,000	€-
Raw materials	58,575	46,785
Total	€112,575	€46,785

RanMarine Technology, B.V.

Notes to Consolidated Financial Statements

As of and for the Years Ended December 31, 2023 and 2022